As filed with the Securities and Exchange Commission on November 12, 2025
Registration Numbers 333-190296/811-04001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 16	☒
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 335	☒

Metropolitan Life Insurance Company
(Exact Name of Insurance Company)
200 Park Avenue, New York, New York 10166
(Address of Insurance Company's Principal Executive Offices) (zip code)
(212) 578-9500
(Insurance Company's Telephone Number, including Area Code)
Monica Curtis
Executive Vice President and Chief Legal Officer
Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

COPIES TO:
W. Thomas Conner, Esq.
Carlton Fields
1625 Eye Street, NW, Suite 800
Washington, DC 20006-4064
Approximate Date of Proposed Public Offering: On May 1, 2026
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on January 30, 2026 pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Check each box that appropriately characterizes the Registrant:
☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 15 ("Amendment No. 15") to the Registration Statement File No. 333-190296 filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, on August 26, 2025. Parts A and B were filed in Amendment No. 15 and are incorporated herein by reference.

Part C
Other Information
Item 27. Exhibits
(a)
Resolution of the Board of Directors of Metropolitan Life Insurance Company establishing Separate Account E.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on
Form N-4, File No. 333-198314, filed October 31, 2014.)

(b)		Custodian Agreements. Not applicable.
(c)		Underwriting Contracts.
(c)	(1)
Amended and Restated Principal Underwriting Agreement with MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-4, File No.
333-190296, filed April 23, 2019.)

(c)	(2)
Form of Retail Sales Agreement. (MetLife Investors Distribution Company Retail Sales Agreement 7-1-05)(LTC).
(Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form
N-4, File No. 333-83716, filed April 26, 2006.)

(c)	(3)
Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement). (Incorporated
herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-4, File No.
333-83716, filed April 11, 2013.)

(d)		Contracts, Certificates and Endorsements.
(d)	(1)
Form of Gold Track Select Contract and Contract Schedule (New York Version) (M-14669 (4223)) for use with non-
ERISA 403(b) plans. (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File
No. 333-190296, filed August 1, 2013.)

(d)	(2)
Form of Gold Track Select Certificate and Certificate Schedule (New York Version) (M-14672 (4223)) for use with non-
ERISA 403(b) participants. (Incorporated herein by reference to Registrant's initial Registration Statement on Form
N-4, File No. 333-190296, filed August 1, 2013.)

(d)	(3)
Fixed Account Rider (New York Version) (M-14750A (4223)) for use with non-ERISA 403(b) contracts and certificates.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on
Form N-4, File No. 333-190296, filed November 1, 2013.)

(d)	(4)
Form of Gold Track Select Contract and Contract Schedule (New York Version) (M-14669 (Non-4223)) for use with
ERISA 403(b) and allocated 401 plans. (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)

(d)	(5)
Form of Gold Track Select Certificate and Certificate Schedule (New York Version) (M-14672 (Non-4223)) for use with
ERISA 403(b) and allocated 401 participants. (Incorporated herein by reference to Registrant's initial Registration
Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)

(d)	(6)
Fixed Account Rider (New York Version) (M-14708 (Non-4223)) for use with ERISA 403(b) and allocated 401 contracts and certificates, except those subject to New York Deferred Compensation Board Rules. (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)

(d)	(7)
Form of Gold Track Select Contract and Contract Schedule (New York Version) (M-14634) for use with unallocated 401 plans. (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File No. 333-
190296, filed August 1, 2013.)

(d)	(8)
Fixed Account Rider (New York Version) (M-22155) for use with unallocated 401 contracts. (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)

(d)	(9)	401(a)/403(a) Plan Endorsement (ML-401-3-NY (5/11)). (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)
(d)	(10)	Roth 401 Endorsement (ML-G-Roth-401 (11/05)). (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)
(d)	(11)	Tax-Sheltered Annuity Endorsement (ML-398-3 (12/08)). (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)
(d)	(12)	Roth 403(b) Endorsement (ML-G-Roth-398 (11/05)). (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)

(d)	(13)	Automatic Rollover Endorsement. (M-22472 (7/13)). (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)
(d)	(14)	Cash Loan Rider (M-22172-A). (Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)
(d)	(15)
Death Benefit Endorsement. (M-22120). For use with unallocated 401 contract. (Incorporated herein by reference to
Registrant's initial Registration Statement on Form N-4, File No. 333-190296, filed August 1, 2013.)

(e)	(1)
Master Data Sheet for Gold Track Select (M-21158). (Incorporated herein by reference to Pre-Effective Amendment No.
1 to the Registrant's Registration Statement on Form N-4, File No. 333-190296, filed November 1, 2013.)

(e)	(2)
Enrollment Form for Gold Track Select (M-21018 GTS-PRC). (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-190296, filed November 1, 2013.)

(e)	(3)
Enrollment Form for Gold Track Select (M-21018 GTS-MLR). (Incorporated herein by reference to Pre-Effective
Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-190296, filed November 1, 2013.)

(f)	(1)
Amended and Restated By-Laws of Metropolitan Life Insurance Company (effective December 21, 2023). (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-4, File
No. 333-190296, filed April 22, 2024.)

(f)	(2)
Amended and Restated Charter of Metropolitan Life Insurance Company (effective May 16, 2016). (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-176654 for Metropolitan Life
Separate Account E on Form N-4 filed on April 21, 2022.)

(g)		Reinsurance Contracts. Not applicable.
(h)	(1)
Fund Participation Agreement among Metropolitan Life Insurance Company, on behalf of itself and certain of its separate accounts, American Funds Insurance Series, and Capital Research and Management Company (dated April 30,
2001). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
Form N-4, File No. 333-52366, filed August 3, 2001.)

(h)	(2)
Amendment No. 1 to Fund Participation Agreement between Metropolitan Life Insurance Company, American Funds
Insurance Series and Capital Research and Management Company dated May 1, 2006, Amendment No. 2 to Participation
Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and
Management Company dated April 28, 2008 and Amendment No. 3 to Participation Agreement between Metropolitan
Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated
November 10, 2008. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement File
No. 333-160722 for Metropolitan Life Separate Account E on Form N-4 filed on November 2, 2009.)

(h)	(3)
Amendment to Fund Participation Agreement among American Funds Insurance Series, Capital Research and
Management Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife
Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company,
New England Life Insurance Company and General American Life Insurance Company (dated April 30, 2010).
(Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form
N-4, File No. 333-83716, filed April 12, 2011.)

(h)	(4)
Amendment No. 4 to Fund Participation Agreement between Metropolitan Life Insurance Company, American Funds
Insurance Series and Capital Research and Management Company dated November 19, 2014. (Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-4, File No. 333-176654,
filed April 13, 2016.)

(h)	(5)
Amendment, dated as of June 7, 2021, to the Fund Participation Agreement, dated April 30, 2001 and May 16, 1989, as amended, by and among Metropolitan Life Insurance Company on behalf of itself and certain of its separate accounts;
American Funds Insurance Series, and Capital Research and Management Company. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-4 (File No. 333-190296) filed on
April 21, 2022.)

(h)	(6)
Form of Fund Participation Agreements between Janus Aspen Series (Institutional and Service Shares) and
Metropolitan Life Insurance Company, on behalf of itself and certain of its separate accounts (dated April 30, 2004).
(Incorporated herein by reference to Post-Effective Amendment No. 16 to Metropolitan Life Separate Account E's
Registration Statement on Form N-6, File No. 033-57320, filed April 30, 2004.)

(h)	(7)
Amendment No. 2 to Fund Participation Agreements between Metropolitan Life Insurance Company, on behalf of itself and certain of its separate accounts, and Janus Aspen Series (Institutional & Service Shares), dated April 30, 2004.
(Incorporated herein by reference to Post-Effective Amendment No. 25 to Metropolitan Life Separate Account UL's
Registration Statement on Form N-6, File No. 033-57320, filed April 12, 2012.)

(h)	(8)
Amendment No. 3 to Fund Participation Agreements between Metropolitan Life Insurance Company, on behalf of itself and certain of its separate accounts, and Janus Aspen Series (Institutional & Service Shares), dated November 25, 2013.
(Incorporated herein by reference to Post-Effective Amendment No. 1 to Metropolitan Life Separate Account E's
Registration Statement on Form N-4, File No. 333-190296, filed April 17, 2014.)

(h)	(9)
Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust,
Franklin Templeton Distributors, Inc., Metropolitan Life Insurance Company, and Metropolitan Life Insurance Company,
as Distributor dated May 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's
Registration Statement on Form N-4, File No. 333-190296, filed April 22, 2024.)

(h)	(10)
Amendment No. 1, dated as of May 1, 2007, to the Participation Agreement, dated May 1, 2004, as amended and restated, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
Metropolitan Life Insurance Company and MetLife Investors Distribution Company on behalf of itself and certain of its separate accounts. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration
Statement on Form N-4, File No. 333-190296, filed on April 21, 2022.)

(h)	(11)
Amendment No. 2, dated as of November 10, 2008, to the Participation Agreement, dated May 1, 2004, as amended and restated, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
Metropolitan Life Insurance Company and MetLife Investors Distribution Company on behalf of itself and certain of its separate accounts. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration
Statement on Form N-4, File No. 333-190296, filed on April 21, 2022.)

(h)	(12)
Amendment No. 3 to the Participation Agreement, dated May 1, 2004, as amended and restated, by and among Franklin
Templeton Insurance Products Trust, Franklin/Templeton Distributors, Inc., Metropolitan Life Insurance Company and
MetLife Investors Distribution Company on behalf of itself and certain of its separate accounts. (effective October 5,
2010). (Incorporated herein by reference to Post-Effective Amendment No. 24 to Metropolitan Life Separate Account
UL's Registration Statement on Form N-6, File No. 033-57320, filed April 14, 2011.)

(h)	(13)
Amendment No. 5 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., Metropolitan Life Insurance Company, MetLife Investors
Distribution Company on behalf of itself and certain of its separate accounts, dated December 2, 2013. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No.
333-190296, filed April 17, 2014.)

(h)	(14)
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/
Templeton Distributors, Inc. Metropolitan Life Insurance Company, on behalf of itself and certain of its separate accounts, and MetLife Investors Distribution Company, on behalf of itself and certain of its separate accounts. (effective
August 1, 2014). (Incorporated herein by reference to Post-Effective Amendment No. 8 to Metropolitan Life Separate
Account UL's Registration Statement on Form N-6, File No. 333-147508, filed April 14, 2016.)

(h)	(15)
Amended and Restated Participation Agreement dated January 26, 2018 among Fidelity Variable Insurance Products
Fund, Fidelity Distributors Corporation and Metropolitan Life Insurance Company, on behalf of itself and certain of its separate accounts. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration
Statement on Form N-4, File No. 333-190296, filed April 10, 2018.)

(h)	(16)
Fund Participation Agreement between Metropolitan Life Insurance Company, on behalf of itself and certain of its separate accounts, and Delaware VIP Trust (dated April 30, 2004) (Incorporated herein by reference to Post-Effective
Amendment No. 16 to Metropolitan Life Separate Account UL's Registration Statement on Form N-6, File No. 033-57320,
filed April 30, 2004.)

(h)	(17)
Amendment, dated November 11, 2013, to Participation Agreement, dated May 14, 2004, among Delaware VIP Trust,
Delaware Management Company, Delaware Distributors, L.P., and Metropolitan Life Insurance Company. (Incorporated
herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No.
333-190296, filed April 17, 2014.)

(h)	(18)
Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust,
Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and Metropolitan Life Insurance Company,
on behalf of itself and certain of its separate accounts, made and entered into January 1, 2009; and Amendment No. 1 to the Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income
Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and Metropolitan Life Insurance
Company, on behalf of itself and certain of its separate accounts, made and entered into September 30, 2009.
(Incorporated herein by reference to Pre-Effective Amendment No. 1 to Metropolitan Variable Annuity Separate
Account II's Registration Statement on Form N-4, File No. 333-161093, filed November 2, 2009.)

(h)	(19)
Amendment to Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and Metropolitan
Life Insurance Company made and entered into on April 30,2010. (Incorporated herein by reference to Post-Effective
Amendment No. 24 to Metropolitan Variable Annuity Separate Account UL's Registration Statement on Form N-6, File
No. 033-57320, filed April 14, 2011.)

(h)	(20)
Amendment No. 3 to the Participation Agreement among Metropolitan Life Insurance Company on behalf of itself and certain of its separate accounts, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust,
Legg Mason Investors Services, LLC, and Legg Mason Partners Fund Advisor, LLC (dated December 1, 2013).
(Incorporated herein by reference to Post-Effective Amendment No. 27 to Metropolitan Life Separate Account UL's
Registration Statement on Form N-6, File No. 033-57320, filed April 11, 2014.)

(h)	(21)
Participation Agreement, dated March 6, 2017, by and among Brighthouse Funds Trust I, Metropolitan Life Insurance
Company on behalf of itself and certain of its separate accounts, Brighthouse Investment Advisers, LLC, and
Brighthouse Securities, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's
Registration Statement on Form N-4, File No. 333-176654, filed April 12, 2017.)

(h)	(22)
Amendment dated January 1, 2021 to the Participation Agreement with Brighthouse Funds Trust I, Metropolitan Life
Insurance Company on behalf of itself and certain of its separate accounts, Brighthouse Investment Advisers, LLC, and
Brighthouse Securities, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's
Registration Statement on Form N-4, File No. 333-83716, filed April 28, 2021.)

(h)	(23)
Participation Agreement, dated March 6, 2017, by and among Brighthouse Funds Trust II, Metropolitan Life Insurance
Company on behalf of itself and certain of its separate accounts, Brighthouse Investment Advisers, LLC, and
Brighthouse Securities, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's
Registration Statement on Form N-4, File No. 333-176654, filed April 12, 2017.)

(h)	(24)
Amendment dated January 1, 2021 to the Participation Agreement with Brighthouse Funds Trust II, Metropolitan Life
Insurance Company on behalf of itself and certain of its separate accounts, Brighthouse Investment Advisers, LLC, and
Brighthouse Securities, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's
Registration Statement on Form N-4, File No. 333-83716, filed April 28, 2021.)

(i)		Administrative Contracts. Not applicable.
(j)		Other Material Contracts. Not applicable.
(k)		Opinion of Counsel. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-190296, filed November 1, 2013.)
(l)		Consent of Independent Registered Public Accounting Firm. (To be filed by subsequent post-effective amendment to the Registration Statement.)
(m)		Omitted Financial Statements. Not applicable.
(n)		Initial Capital Agreements. Not applicable.
(o)		Form of Initial Summary Prospectuses. Not applicable
(p)	(i)
Powers of Attorney for Carla A. Harris, Carlos M. Gutierrez, Cheryl Wray Grisé, David Herzog, Denise Mullen Morrison,
Diana McKenzie, Edward Joseph Kelly, III, John McCallion, Mark Weinberger, Michel Khalaf, Robert Glenn Hubbard and
William Earl Kennard for Metropolitan Life Insurance Company and its designated Separate Accounts. (Incorporated herein by reference to Form S-3 Registration Statement File No. 333-268428 filed on November 17, 2022.)

(p)	(ii)
Power of Attorney for Jeh Charles Johnson for Metropolitan Life Insurance Company and its designated Separate
Accounts. (Incorporated herein by reference to Form S-3A Registration Statement File No. 333-268428 filed on
March 27, 2023.)

(p)	(iii)
Power of Attorney for Laura Hay for Metropolitan Life Insurance Company and its designated Separate Accounts.
(Incorporated herein by reference to Post-Effective Amendment No. 13 the Registrant's Registration Statement on Form
N-4, File No. 333-190296, filed April 22, 2024.)

(p)	(iv)
Power of Attorney of Toby Srihiran-Brown for Metropolitan Life Insurance Company and its designated separate accounts. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration
Statement on Form N-4, File No. 333-190296, filed on April 21, 2025.)

(p)	(v)	Power of Attorney for Adrienne O’Neill for Metropolitan Life Insurance Company and its designated Separate Accounts. (Filed herewith.)
(q)		Letter Regarding Change in Certifying Accountant. Not applicable.
(r)		Historical Current Limits on Index Gains. Not applicable.

EX-101.INS	XBRL Instance Document – the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

Item 28. Directors and Officers of the Insurance Company
Name and Principal Business Address	Positions and Offices with Depositor
Robert G. Hubbard 200 Park Avenue New York, NY 10166	Chairman of the Board and Director
Michel A. Khalaf 200 Park Avenue New York, NY 10166	President, Chief Executive Officer and Director
Carlos M. Gutierrez 200 Park Avenue New York, NY 10166	Director
Carla Harris 200 Park Avenue New York, NY 10166	Director
Laura J. Hay 200 Park Avenue New York, NY 10166	Director
Jeh C. Johnson 200 Park Avenue New York, NY 10166	Director
Christian S. Mumenthaler 200 Park Avenue New York, NY 10166	Director
William E. Kennard 200 Park Avenue New York, NY 10166	Director
Diana L. McKenzie 200 Park Avenue New York, NY 10166	Director
Denise M. Morrison 200 Park Avenue New York, NY 10166	Director
Mark A. Weinberger 200 Park Avenue New York, NY 10166	Director
Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166 unless otherwise noted below.

NAME	POSITIONS WITH DEPOSITOR
Michel A. Khalaf	President and Chief Executive Officer
Bryan E. Boudreau	Executive Vice President & Chief Actuary
Marlene Debel	Executive Vice President and Chief Risk Officer
Monica Curtis	Executive Vice President and Chief Legal Officer and Head of Government Relations
John D. McCallion	Executive Vice President and Chief Financial Officer
John A. Hall	Executive Vice President and Treasurer
William C. O'Donnell	Executive Vice President, Chief Financial Officer, U.S., MetLife Holdings
Bill Pappas	Executive Vice President, Global Technology & Operations
Adrienne O’Neill	Executive Vice President and Chief Accounting Officer
Ramy Tadros	Regional President, U.S. Business and Head of MetLife Holdings

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the Separate Account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2025
[To be filed by subsequent post-effective amendment to the Registration Statement.]
Item 30. Indemnification
As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant’s principal underwriter (the “Underwriter”)), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.
MetLife, Inc. also has adopted a policy to indemnify employees (“MetLife Employees”) of MetLife, Inc. or its affiliates (“MetLife”), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.
MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters
(a) Other Activity. MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Separate Account No. 13S
(b)
Management. MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.

Name and Principal Business Address	Positions and Offices With Underwriter
Jessica T. Good 200 Park Avenue New York, NY 10166	Director, Chair of the Board, President and Chief Executive Officer
Kelli Buford 200 Park Avenue New York, NY 10166	Secretary
Michael J. McDermott 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Michael Yick 1 MetLife Way Whippany, NJ 07981	Vice President and Treasurer
Alexis Kuchinsky One MetLife Way Whippany, NJ 07981	Chief Compliance Officer
Geoffrey Fradkin 200 Park Avenue New York, NY 10166	Vice President
Gabriel Lopez 200 Park Avenue New York, NY 10166	Director and Senior Vice President
Dan P. Antilley, Jr. 200 Park Avenue New York, NY 10166	Senior Vice President and Chief Information Security Officer
Thomas J. Schuster 200 Park Avenue New York, NY 10166	Director and Senior Vice President

Name and Principal Business Address	Positions and Offices With Underwriter
Peter Gruppuso 200 Park Avenue New York, NY 10166	Assistant Vice President and Chief Financial Officer
Geeta Alphonso-Napoli 200 Park Avenue New York, NY 10166	Chief Legal Officer
Anika Wall 200 Park Avenue New York, NY 10166	Director and Vice President
(c)
Compensation From the Registrant. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant during their last fiscal year:
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
MetLife Investors Distribution Company	[To be filed by subsequent post- effective amendment to the Registration Statement.]	$0	$0	$0
Item 32. Location of Account and Records.
The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:
(a) Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166
(b) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647
(c) MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166
Item 33. Management Services.
Not Applicable.
Item 34. Fee Representation and Undertakings.
(a) Depositor hereby makes the following representation:
Metropolitan Life Insurance Company represents that the fees and charges deducted under the variable annuity contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Metropolitan Life Insurance Company under the Contract.
(b) Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 12th day of November, 2025.
Metropolitan Life Separate Account E (Registered Separate Account)
By:	Metropolitan Life Insurance Company (Insurance Company)

By:	/s/ Jess Good
Vice President

Metropolitan Life Insurance Company (Insurance Company)
By:	/s/ Jess Good
Vice President

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated, on November 12, 2025.
Signature	Title
*
Robert G. Hubbard	Chairman of the Board and Director
*
Michel A. Khalaf	President, Chief Executive Officer and Director
*
John D. McCallion	Executive Vice President and Chief Financial Officer
*
Adrienne O’Neill	Executive Vice President and Chief Accounting Officer
*
Christian S. Mumenthaler	Director
*
Carlos M. Gutierrez	Director
*
Carla A. Harris	Director
*
Laura J. Hay	Director
*
Jeh C. Johnson	Director
*
William E. Kennard	Director
*
Diana L. McKenzie	Director
*
Denise M. Morrison	Director
*
Mark A. Weinberger	Director

*By:	/s/ Heather Harker
Heather Harker Attorney-in-Fact November 12, 2025
*
Metropolitan Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney.